Risk Report - Credit Risk Management - IFRS 9 4 Model sensitivity on forward-looking information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Upward Sensitivity [Member] | Upward Shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Real estate prices in %	5		5
Equities in %	10		10
Credit spreads in %	(40)		(40)
Commodities in %	10	[1]	10
Upward Sensitivity [Member] | Upward Shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Real estate prices in %	5		5
Credit spreads in %	(40)		(40)
Commodities in %	10	[2]	10
Upward Sensitivity [Member] | Upward Shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Real estate prices in %	5		5
Equities in %	10		10
Credit spreads in %	(40)		(40)
Commodities in %	10	[3]	10
Upward Sensitivity [Member] | Upward Shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	€ (83,300,000)		€ (49,400,000)
Unemployment Rates in mn	(40,800,000)		(23,800,000)
Real estate prices in mn	(5,600,000)		(3,900,000)
Equities in mn	(15,800,000)		(7,200,000)
Credit spreads in mn	(37,900,000)		(20,900,000)
Commodities in mn	(14,800,000)	[1]	(15,000,000.0)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	(21,700,000)		(12,500,000)
Unemployment Rates in mn	(12,200,000)		(8,900,000)
Real estate prices in mn	(1,100,000)		(500,000)
Credit spreads in mn	(7,500,000)		(4,300,000)
Commodities in mn	(4,300,000)	[2]	(4,500,000)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	(35,300,000)		(24,500,000)
Unemployment Rates in mn	(5,300,000)		(3,700,000)
Real estate prices in mn	(4,500,000)		(3,400,000)
Equities in mn	(5,800,000)		(2,400,000)
Credit spreads in mn	(26,300,000)		(14,400,000)
Commodities in mn	(9,800,000)	[3]	(10,100,000)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	(21,800,000)		(10,000,000.0)
Unemployment Rates in mn	€ (20,700,000)		€ (9,700,000)
Downward Sensitivity [Member] | Downward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Real estate prices in %	(5)		(5)
Equities in %	(10)		(10)
Credit spreads in %	40		40
Commodities in %	(10)	[1]	(10)
Downward Sensitivity [Member] | Downward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Real estate prices in %	(5)		(5)
Credit spreads in %	40		40
Commodities in %	(10)	[2]	(10)
Downward Sensitivity [Member] | Downward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Real estate prices in %	(5)		(5)
Equities in %	(10)		(10)
Credit spreads in %	40		40
Commodities in %	(10)	[3]	(10)
Downward Sensitivity [Member] | Downward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	€ 101,400,000		€ 55,500,000
Unemployment Rates in mn	58,000,000.0		25,400,000
Real estate prices in mn	6,000,000.0		4,200,000
Equities in mn	19,600,000		9,400,000
Credit spreads in mn	42,600,000		23,500,000
Commodities in mn	15,600,000	[1]	16,200,000
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	24,600,000		13,700,000
Unemployment Rates in mn	14,000,000.0		9,600,000
Real estate prices in mn	1,100,000		500,000
Credit spreads in mn	9,100,000		4,900,000
Commodities in mn	4,600,000	[2]	5,000,000.0
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	36,900,000		27,700,000
Unemployment Rates in mn	6,100,000		4,200,000
Real estate prices in mn	4,800,000		3,600,000
Equities in mn	7,300,000		3,100,000
Credit spreads in mn	28,500,000		15,800,000
Commodities in mn	10,300,000	[3]	10,800,000
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	34,500,000		10,700,000
Unemployment Rates in mn	€ 34,900,000		€ 9,800,000

[1]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g. GDP shifts from 3% to 4% // 1% (percentage change), e.g. Real estate price shifts from 100 to 101.
[2]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.
[3]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.